INVENTORY	6 Months Ended
Jun. 30, 2024
INVENTORY

5. INVENTORY

	June 30, 2024	December 31, 2023
Process material stockpiles	$3,857	$4,050
Concentrate inventory	3,289	2,448
Materials and supplies	2,735	2,328
	$9,881	$8,826

The amount of inventory recognized as an expense for the three and six months ended June 30, 2024 totalled $9,706 and $19,760 (three and six months ended June, 2023 – $8,084 and $16,058 ). See Note 13 for further details.

During the six months ended June 30, 2024, the Company wrote down Nil of materials and supplies inventory due to obsolescence (year ended December 31, 2023 – 270